Provisions (Tables)	6 Months Ended
Jun. 30, 2018
Other combined provisions
Disclosure of subsidiaries [line items]
Schedule of other provisions by geographical area and by type of provision

	Millions of euros
	06-30-2018	12-31-2017

Provisions for taxes	870	1,006
Provisions for employment-related proceedings (Brazil)	863	868
Provisions for other legal proceedings	1,351	1,307
Provision for customer remediation	716	885
Regulatory framework-related provisions	108	101
Provision for restructuring	556	360
Other	1,449	1,314
	5,913	5,841